Share Capital Shares Sold in IPO (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended	6 Months Ended
	Mar. 31, 2013	Jun. 30, 2013
Statement [Line Items]
Shares Sold in U.S. Initial Public Offering	4,125,000	4,125,000
Initial Public Offering, Price Per Share	$ 5.85	$ 5.85
Additional Shares to have been Purchased by Underwriters to Cover Overallotments		618,750
Proceeds from Issuance Initial Public Offering	$ 10,300	$ 9,750
Shares Issued To Underwriters To Cover Over-Allotments [Domain]
Statement [Line Items]
Shares Sold in U.S. Initial Public Offering	451,500
Stock Issued During Period, Shares, New Issues		451,500
Shares Sold by Atlas [Domain]
Statement [Line Items]
Shares Sold in U.S. Initial Public Offering	1,500,000	1,500,000
Shares Sold by Kingsway [Domain]
Statement [Line Items]
Shares Sold in U.S. Initial Public Offering	2,625,000	2,625,000